February 25, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Bridges Investment Fund, Inc. (the “Fund”)
   File Nos. 002-21600 and 811-01209

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Fund hereby submits Post-Effective Amendment No. 53 to the Fund’s Registration Statement for the purpose of making new disclosures required under SEC Release No. 33-8408. Pursuant to Rule 485(a)(1), the Fund anticipates that this filing will be effective sixty days after filing.

Please note that the Fund will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to incorporate any comments made by the Commission on the 485(a) filing and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5348.

Very truly yours,

/s/ Angela L. Pingel

Angela L. Pingel
For U.S. BANCORP FUND SERVICES, LLC

Enclosures